Reportable Segments (Details Narrative) - Sales Revenue, Net [Member]	3 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017
Customer One [Member] | Successor [Member]
Concentration risk, percentage		43.00%
Customer One [Member] | Predecessor [Member]
Concentration risk, percentage	44.70%		49.00%	44.40%
Customer Two [Member] | Successor [Member]
Concentration risk, percentage		18.00%
Customer Two [Member] | Predecessor [Member]
Concentration risk, percentage	12.70%		16.00%	14.00%
Customer Three [Member] | Successor [Member]
Concentration risk, percentage		10.00%
Customer Three [Member] | Predecessor [Member]
Concentration risk, percentage	12.50%			11.60%